UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00043

Deutsche DWS Investment Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	11/30

Date of reporting period:	5/31/24

Item 1.	Reports to Stockholders.

(a)

DWS ESG Core Equity Fund

Class A: DESAX

Semi-Annual Shareholder Report—May 31, 2024

This semi-annual shareholder report contains important information about DWS ESG Core Equity Fund ("the Fund") for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund on the Fund's website at www.dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.80%

Gross expense ratio as of the latest prospectus: 0.97%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	230,399,050
Number of Portfolio Holdings	91
Portfolio Turnover Rate (%)	3
Total Net Advisory Fees Paid ($)	469,994

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	98%
Cash Equivalents	2%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	30%
Financials	14%
Health Care	12%
Industrials	9%
Communication Services	9%
Consumer Discretionary	9%
Consumer Staples	4%
Energy	3%
Materials	3%
Real Estate	3%
Utilities	2%
Total	98%

Top Ten Holdings

Holdings	42.6% of Net Assets
Microsoft Corp.	9.7%
Apple, Inc.	8.2%
Alphabet, Inc., Class A	7.3%
NVIDIA Corp.	4.9%
Cigna Group	2.5%
General Electric Co.	2.4%
Bank of America Corp.	2.1%
Amgen, Inc.	2.0%
American Express Co.	1.8%
PepsiCo, Inc.	1.7%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit www.dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Incorporation of ESG criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The impact of the use of quantitative models and the analysis of specific metrics on a stock’s performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. Quantitative models also entail the risk that the models themselves may be limited or incorrect. The Fund may lend securities to approved institutions. Please read prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit www.dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

 DECEF-TSRS-A

 R-101123-1 (7/24)

DWS ESG Core Equity Fund

Class C: DESCX

Semi-Annual Shareholder Report—May 31, 2024

This semi-annual shareholder report contains important information about DWS ESG Core Equity Fund ("the Fund") for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund on the Fund's website at www.dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$84	1.55%

Gross expense ratio as of the latest prospectus: 1.78%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	230,399,050
Number of Portfolio Holdings	91
Portfolio Turnover Rate (%)	3
Total Net Advisory Fees Paid ($)	469,994

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	98%
Cash Equivalents	2%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	30%
Financials	14%
Health Care	12%
Industrials	9%
Communication Services	9%
Consumer Discretionary	9%
Consumer Staples	4%
Energy	3%
Materials	3%
Real Estate	3%
Utilities	2%
Total	98%

Top Ten Holdings

Holdings	42.6% of Net Assets
Microsoft Corp.	9.7%
Apple, Inc.	8.2%
Alphabet, Inc., Class A	7.3%
NVIDIA Corp.	4.9%
Cigna Group	2.5%
General Electric Co.	2.4%
Bank of America Corp.	2.1%
Amgen, Inc.	2.0%
American Express Co.	1.8%
PepsiCo, Inc.	1.7%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit www.dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Incorporation of ESG criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The impact of the use of quantitative models and the analysis of specific metrics on a stock’s performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. Quantitative models also entail the risk that the models themselves may be limited or incorrect. The Fund may lend securities to approved institutions. Please read prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit www.dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

 DECEF-TSRS-C

 R-101123-1 (7/24)

DWS ESG Core Equity Fund

Class S: DESSX

Semi-Annual Shareholder Report—May 31, 2024

This semi-annual shareholder report contains important information about DWS ESG Core Equity Fund ("the Fund") for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund on the Fund's website at www.dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$30	0.55%

Gross expense ratio as of the latest prospectus: 0.72%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	230,399,050
Number of Portfolio Holdings	91
Portfolio Turnover Rate (%)	3
Total Net Advisory Fees Paid ($)	469,994

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	98%
Cash Equivalents	2%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	30%
Financials	14%
Health Care	12%
Industrials	9%
Communication Services	9%
Consumer Discretionary	9%
Consumer Staples	4%
Energy	3%
Materials	3%
Real Estate	3%
Utilities	2%
Total	98%

Top Ten Holdings

Holdings	42.6% of Net Assets
Microsoft Corp.	9.7%
Apple, Inc.	8.2%
Alphabet, Inc., Class A	7.3%
NVIDIA Corp.	4.9%
Cigna Group	2.5%
General Electric Co.	2.4%
Bank of America Corp.	2.1%
Amgen, Inc.	2.0%
American Express Co.	1.8%
PepsiCo, Inc.	1.7%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit www.dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Incorporation of ESG criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The impact of the use of quantitative models and the analysis of specific metrics on a stock’s performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. Quantitative models also entail the risk that the models themselves may be limited or incorrect. The Fund may lend securities to approved institutions. Please read prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit www.dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

 DECEF-TSRS-S

 R-101123-1 (7/24)

DWS ESG Core Equity Fund

Class R: DESRX

Semi-Annual Shareholder Report—May 31, 2024

This semi-annual shareholder report contains important information about DWS ESG Core Equity Fund ("the Fund") for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund on the Fund's website at www.dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$57	1.05%

Gross expense ratio as of the latest prospectus: 1.35%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	230,399,050
Number of Portfolio Holdings	91
Portfolio Turnover Rate (%)	3
Total Net Advisory Fees Paid ($)	469,994

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	98%
Cash Equivalents	2%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	30%
Financials	14%
Health Care	12%
Industrials	9%
Communication Services	9%
Consumer Discretionary	9%
Consumer Staples	4%
Energy	3%
Materials	3%
Real Estate	3%
Utilities	2%
Total	98%

Top Ten Holdings

Holdings	42.6% of Net Assets
Microsoft Corp.	9.7%
Apple, Inc.	8.2%
Alphabet, Inc., Class A	7.3%
NVIDIA Corp.	4.9%
Cigna Group	2.5%
General Electric Co.	2.4%
Bank of America Corp.	2.1%
Amgen, Inc.	2.0%
American Express Co.	1.8%
PepsiCo, Inc.	1.7%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit www.dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Incorporation of ESG criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The impact of the use of quantitative models and the analysis of specific metrics on a stock’s performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. Quantitative models also entail the risk that the models themselves may be limited or incorrect. The Fund may lend securities to approved institutions. Please read prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit www.dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

 DECEF-TSRS-R

 R-101123-1 (7/24)

DWS ESG Core Equity Fund

Institutional Class: DESGX

Semi-Annual Shareholder Report—May 31, 2024

This semi-annual shareholder report contains important information about DWS ESG Core Equity Fund ("the Fund") for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund on the Fund's website at www.dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$30	0.55%

Gross expense ratio as of the latest prospectus: 0.68%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	230,399,050
Number of Portfolio Holdings	91
Portfolio Turnover Rate (%)	3
Total Net Advisory Fees Paid ($)	469,994

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	98%
Cash Equivalents	2%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	30%
Financials	14%
Health Care	12%
Industrials	9%
Communication Services	9%
Consumer Discretionary	9%
Consumer Staples	4%
Energy	3%
Materials	3%
Real Estate	3%
Utilities	2%
Total	98%

Top Ten Holdings

Holdings	42.6% of Net Assets
Microsoft Corp.	9.7%
Apple, Inc.	8.2%
Alphabet, Inc., Class A	7.3%
NVIDIA Corp.	4.9%
Cigna Group	2.5%
General Electric Co.	2.4%
Bank of America Corp.	2.1%
Amgen, Inc.	2.0%
American Express Co.	1.8%
PepsiCo, Inc.	1.7%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit www.dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Incorporation of ESG criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The impact of the use of quantitative models and the analysis of specific metrics on a stock’s performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. Quantitative models also entail the risk that the models themselves may be limited or incorrect. The Fund may lend securities to approved institutions. Please read prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit www.dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

 DECEF-TSRS-I

 R-101123-1 (7/24)

DWS ESG Core Equity Fund

Class R6: DESUX

Semi-Annual Shareholder Report—May 31, 2024

This semi-annual shareholder report contains important information about DWS ESG Core Equity Fund ("the Fund") for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund on the Fund's website at www.dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$30	0.55%

Gross expense ratio as of the latest prospectus: 0.62%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	230,399,050
Number of Portfolio Holdings	91
Portfolio Turnover Rate (%)	3
Total Net Advisory Fees Paid ($)	469,994

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	98%
Cash Equivalents	2%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	30%
Financials	14%
Health Care	12%
Industrials	9%
Communication Services	9%
Consumer Discretionary	9%
Consumer Staples	4%
Energy	3%
Materials	3%
Real Estate	3%
Utilities	2%
Total	98%

Top Ten Holdings

Holdings	42.6% of Net Assets
Microsoft Corp.	9.7%
Apple, Inc.	8.2%
Alphabet, Inc., Class A	7.3%
NVIDIA Corp.	4.9%
Cigna Group	2.5%
General Electric Co.	2.4%
Bank of America Corp.	2.1%
Amgen, Inc.	2.0%
American Express Co.	1.8%
PepsiCo, Inc.	1.7%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit www.dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Incorporation of ESG criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The impact of the use of quantitative models and the analysis of specific metrics on a stock’s performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. Quantitative models also entail the risk that the models themselves may be limited or incorrect. The Fund may lend securities to approved institutions. Please read prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit www.dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

 DECEF-TSRS-R6

 R-101123-1 (7/24)

(b) Not applicable

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

May 31, 2024
Semiannual Financial Statements and Other Information
DWS ESG Core Equity Fund

Contents
3	Investment Portfolio
10	Statement of Assets and Liabilities
12	Statement of Operations
13	Statements of Changes in Net Assets
14	Financial Highlights
20	Notes to Financial Statements
31	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

2	|	DWS ESG Core Equity Fund

Investment Portfolioas of May 31, 2024 (Unaudited)

	Shares	Value ($)
Common Stocks 98.0%
Communication Services 9.1%
Diversified Telecommunication Services 0.2%
AT&T, Inc.	24,666	449,415
Entertainment 1.6%
Take-Two Interactive Software, Inc.*	6,321	1,013,636
Walt Disney Co.	25,905	2,691,788
Warner Bros Discovery, Inc.*	5,967	49,168
		3,754,592
Interactive Media & Services 7.3%
Alphabet, Inc. “A” *	96,731	16,686,097
Consumer Discretionary 8.4%
Automobile Components 0.6%
Lear Corp.	11,160	1,398,906
Automobiles 1.0%
Tesla, Inc.*	12,861	2,290,287
Hotels, Restaurants & Leisure 2.1%
Hilton Worldwide Holdings, Inc.	17,162	3,442,697
Hyatt Hotels Corp. “A”	9,308	1,372,651
		4,815,348
Household Durables 0.7%
PulteGroup, Inc.	13,802	1,619,250
Leisure Products 0.4%
Brunswick Corp.	12,134	1,001,419
Specialty Retail 2.7%
Best Buy Co., Inc.	20,972	1,778,845
Five Below, Inc.*	5,427	749,632
Lowe’s Companies, Inc.	9,219	2,040,072
TJX Companies, Inc.	15,590	1,607,329
		6,175,878
Textiles, Apparel & Luxury Goods 0.9%
PVH Corp.	8,301	996,203
Tapestry, Inc.	26,949	1,172,012
		2,168,215
The accompanying notes are an integral part of the financial statements.

DWS ESG Core Equity Fund	|	3

	Shares	Value ($)
Consumer Staples 3.9%
Beverages 2.5%
Keurig Dr Pepper, Inc.	28,268	968,179
Molson Coors Beverage Co. “B”	17,317	949,145
PepsiCo, Inc.	22,565	3,901,488
		5,818,812
Consumer Staples Distribution & Retail 0.5%
Performance Food Group Co.*	15,401	1,071,910
Food Products 0.3%
Kellanova	13,322	803,849
Personal Care Products 0.6%
Coty, Inc. “A” *	122,406	1,268,126
Energy 3.3%
Energy Equipment & Services 0.9%
Schlumberger NV	16,231	744,840
TechnipFMC PLC	53,957	1,413,134
		2,157,974
Oil, Gas & Consumable Fuels 2.4%
Cheniere Energy, Inc.	5,972	942,322
Chevron Corp.	8,621	1,399,188
Exxon Mobil Corp.	20,985	2,460,701
Valero Energy Corp.	4,433	696,602
		5,498,813
Financials 14.2%
Banks 4.3%
Bank of America Corp.	119,245	4,768,607
Citigroup, Inc.	46,099	2,872,429
JPMorgan Chase & Co.	11,536	2,337,540
		9,978,576
Capital Markets 5.0%
Ameriprise Financial, Inc.	3,634	1,586,641
KKR & Co., Inc.	32,257	3,317,310
MSCI, Inc.	2,171	1,075,036
The Goldman Sachs Group, Inc.	8,012	3,657,638
Tradeweb Markets, Inc. “A”	16,064	1,751,136
		11,387,761
Consumer Finance 1.8%
American Express Co.	16,937	4,064,880
The accompanying notes are an integral part of the financial statements.

4	|	DWS ESG Core Equity Fund

	Shares	Value ($)
Financial Services 1.3%
Fidelity National Information Services, Inc.	11,026	836,653
Mastercard, Inc. “A”	2,114	945,106
PayPal Holdings, Inc.*	20,752	1,307,169
		3,088,928
Insurance 1.8%
Cincinnati Financial Corp.	8,922	1,049,049
Hartford Financial Services Group, Inc.	29,374	3,038,740
		4,087,789
Health Care 11.9%
Biotechnology 4.6%
Amgen, Inc.	14,979	4,581,327
Biogen, Inc.*	5,875	1,321,522
Regeneron Pharmaceuticals, Inc.*	1,941	1,902,491
Vertex Pharmaceuticals, Inc.*	6,191	2,819,010
		10,624,350
Health Care Equipment & Supplies 0.8%
Align Technology, Inc.*	3,137	806,868
Hologic, Inc.*	13,808	1,018,754
		1,825,622
Health Care Providers & Services 5.2%
Centene Corp.*	34,864	2,495,914
Cigna Group	16,674	5,746,194
CVS Health Corp.	9,392	559,763
HCA Healthcare, Inc.	9,285	3,154,579
		11,956,450
Pharmaceuticals 1.3%
Bristol-Myers Squibb Co.	21,660	890,009
Merck & Co., Inc.	16,112	2,022,701
		2,912,710
Industrials 9.4%
Aerospace & Defense 3.2%
General Electric Co.	33,684	5,562,576
Howmet Aerospace, Inc.	21,633	1,831,233
		7,393,809
Air Freight & Logistics 0.7%
United Parcel Service, Inc. “B”	11,703	1,625,898
The accompanying notes are an integral part of the financial statements.

DWS ESG Core Equity Fund	|	5

	Shares	Value ($)
Building Products 0.9%
Owens Corning	11,590	2,098,601
Commercial Services & Supplies 1.4%
Republic Services, Inc.	17,833	3,302,493
Electrical Equipment 1.0%
ChargePoint Holdings, Inc.*	53,189	89,357
Ge Vernova, Inc.*	7,093	1,247,659
Sunrun, Inc.*	21,032	304,123
Vertiv Holdings Co.	5,974	585,870
		2,227,009
Machinery 0.4%
Deere & Co.	2,119	794,117
Professional Services 1.0%
Verisk Analytics, Inc.	8,942	2,260,359
Trading Companies & Distributors 0.8%
WESCO International, Inc.	10,555	1,894,517
Information Technology 30.4%
Communications Equipment 0.9%
Cisco Systems, Inc.	44,304	2,060,136
Semiconductors & Semiconductor Equipment 8.0%
Advanced Micro Devices, Inc.*	14,738	2,459,772
Lam Research Corp.	2,177	2,029,922
Micron Technology, Inc.	14,828	1,853,500
NVIDIA Corp.	10,228	11,213,263
Skyworks Solutions, Inc.	10,503	973,208
		18,529,665
Software 13.2%
Adobe, Inc.*	2,932	1,304,036
Microsoft Corp.	53,614	22,256,781
Oracle Corp.	19,596	2,296,455
RingCentral, Inc. “A” *	20,650	706,230
Salesforce, Inc.	13,345	3,128,602
Zoom Video Communications, Inc. “A” *	12,752	782,208
		30,474,312
Technology Hardware, Storage & Peripherals 8.3%
Apple, Inc.	98,866	19,006,989
The accompanying notes are an integral part of the financial statements.

6	|	DWS ESG Core Equity Fund

	Shares	Value ($)
Materials 3.3%
Chemicals 1.8%
DuPont de Nemours, Inc.	29,339	2,410,492
International Flavors & Fragrances, Inc.	17,145	1,649,006
		4,059,498
Containers & Packaging 0.9%
Ball Corp.	30,419	2,111,991
Metals & Mining 0.6%
Newmont Corp.	17,014	713,567
Nucor Corp.	4,031	680,635
		1,394,202
Real Estate 2.4%
Health Care REITs 0.1%
Medical Properties Trust, Inc. (a)	66,982	359,024
Specialized REITs 2.3%
Digital Realty Trust, Inc.	9,411	1,367,795
Iron Mountain, Inc.	48,166	3,886,514
		5,254,309
Utilities 1.7%
Multi-Utilities 0.4%
WEC Energy Group, Inc.	11,220	909,156
Water Utilities 1.3%
American Water Works Co., Inc.	22,862	2,989,664
Total Common Stocks (Cost $134,798,943)		225,651,706
Securities Lending Collateral 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 5.24% (b) (c) (Cost $316,050)	316,050	316,050
Cash Equivalents 2.0%
DWS Central Cash Management Government Fund, 5.35% (b) (Cost $4,662,787)	4,662,787	4,662,787

The accompanying notes are an integral part of the financial statements.

DWS ESG Core Equity Fund	|	7

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $139,777,780)	100.1	230,630,543
Other Assets and Liabilities, Net	(0.1)	(231,493)
Net Assets	100.0	230,399,050
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2024 are as follows:
Value ($) at 11/30/2023	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 5/31/2024	Value ($) at 5/31/2024
Securities Lending Collateral 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 5.24% (b) (c)
106,376	209,674 (d)	—	—	—	5,260	—	316,050	316,050
Cash Equivalents 2.0%
DWS Central Cash Management Government Fund, 5.35% (b)
2,711,010	14,493,295	12,541,518	—	—	52,998	—	4,662,787	4,662,787
2,817,386	14,702,969	12,541,518	—	—	58,258	—	4,978,837	4,978,837

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net”  may include pending sales that are also on loan. The value of securities loaned at May 31, 2024 amounted to $322,672, which is 0.1% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2024.

REIT: Real Estate Investment Trust
The accompanying notes are an integral part of the financial statements.

8	|	DWS ESG Core Equity Fund

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$225,651,706	$—	$—	$225,651,706
Short-Term Investments (a)	4,978,837	—	—	4,978,837
Total	$230,630,543	$—	$—	$230,630,543

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

DWS ESG Core Equity Fund	|	9

Statement of Assets and Liabilities
as of May 31, 2024 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $134,798,943) — including $322,672 of securities loaned	$225,651,706
Investment in DWS Government & Agency Securities Portfolio (cost $316,050)*	316,050
Investment in DWS Central Cash Management Government Fund (cost $4,662,787)	4,662,787
Receivable for Fund shares sold	61,438
Dividends receivable	197,437
Affiliated securities lending income receivable	1,054
Other assets	67,176
Total assets	230,957,648
Liabilities
Payable upon return of securities loaned	316,050
Payable for Fund shares redeemed	49,969
Accrued management fee	59,398
Accrued Trustees' fees	2,784
Other accrued expenses and payables	130,397
Total liabilities	558,598
Net assets, at value	$230,399,050
Net Assets Consist of
Distributable earnings (loss)	94,647,935
Paid-in capital	135,751,115
Net assets, at value	$230,399,050
*
Represents collateral on securities loaned.
The accompanying notes are an integral part of the financial statements.

10	|	DWS ESG Core Equity Fund

Statement of Assets and Liabilities as of May 31, 2024 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($39,766,584 ÷ 1,764,719 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$22.53
Maximum offering price per share (100 ÷ 94.25 of $22.53)	$23.90
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($903,990 ÷ 41,964 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$21.54
Class R
Net Asset Value, offering and redemption price per share ($35,050,951 ÷ 1,557,423 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$22.51
Class R6
Net Asset Value, offering and redemption price per share ($2,086,558 ÷ 93,000 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$22.44
Class S
Net Asset Value, offering and redemption price per share ($127,201,034 ÷ 5,658,188 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$22.48
Institutional Class
Net Asset Value, offering and redemption price per share ($25,389,933 ÷ 1,128,435 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$22.50
The accompanying notes are an integral part of the financial statements.

DWS ESG Core Equity Fund	|	11

Statement of Operations
for the six months ended May 31, 2024 (Unaudited)

Investment Income
Income:
Dividends	$1,292,907
Income distributions — DWS Central Cash Management Government Fund	52,998
Affiliated securities lending income	5,260
Total income	1,351,165
Expenses:
Management fee	503,734
Services to shareholders	148,711
Distribution and service fees	132,912
Custodian and accounting fees	16,615
Professional fees	35,807
Reports to shareholders	10,126
Registration fees	33,758
Trustees' fees and expenses	5,917
Other	10,962
Total expenses before expense reductions	898,542
Expense reductions	(167,547)
Total expenses after expense reductions	730,995
Net investment income	620,170
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	3,432,947
Change in net unrealized appreciation (depreciation) on investments	32,600,388
Net gain (loss)	36,033,335
Net increase (decrease) in net assets resulting from operations	$36,653,505
The accompanying notes are an integral part of the financial statements.

12	|	DWS ESG Core Equity Fund

Statements of Changes in Net Assets
	Six Months Ended May 31, 2024	Year Ended November 30,
Increase (Decrease) in Net Assets	(Unaudited)	2023
Operations:
Net investment income	$620,170	$1,730,355
Net realized gain (loss)	3,432,947	3,815,693
Change in net unrealized appreciation (depreciation)	32,600,388	17,020,222
Net increase (decrease) in net assets resulting from operations	36,653,505	22,566,270
Distributions to shareholders:
Class A	(893,350)	(1,126,644)
Class C	(22,324)	(58,400)
Class R	(726,513)	(1,035,033)
Class R6	(55,433)	(42,231)
Class S	(3,182,015)	(3,898,831)
Institutional Class	(583,944)	(683,361)
Total distributions	(5,463,579)	(6,844,500)
Fund share transactions:
Proceeds from shares sold	9,478,645	13,743,396
Reinvestment of distributions	5,274,889	6,642,320
Payments for shares redeemed	(16,153,617)	(26,089,301)
Net increase (decrease) in net assets from Fund share transactions	(1,400,083)	(5,703,585)
Increase (decrease) in net assets	29,789,843	10,018,185
Net assets at beginning of period	200,609,207	190,591,022
Net assets at end of period	$230,399,050	$200,609,207

The accompanying notes are an integral part of the financial statements.

DWS ESG Core Equity Fund	|	13

Financial Highlights
DWS ESG Core Equity Fund — Class A
	Six Months Ended 5/31/24	Years Ended November 30,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$19.50	$18.03	$21.62	$17.23	$15.97	$17.54
Income (loss) from investment operations:
Net investment income[a]	.05	.14	.13	.10	.13	.15
Net realized and unrealized gain (loss)	3.49	1.96	(1.23)	4.95	2.26	.95
Total from investment operations	3.54	2.10	(1.10)	5.05	2.39	1.10
Less distributions from:
Net investment income	(.14 )	(.15 )	(.11 )	(.14 )	(.11 )	(.16 )
Net realized gains	(.37 )	(.48 )	(2.38)	(.52 )	(1.02)	(2.51)
Total distributions	(.51 )	(.63 )	(2.49)	(.66 )	(1.13)	(2.67)
Net asset value, end of period	$22.53	$19.50	$18.03	$21.62	$17.23	$15.97
Total Return (%)[b]	18.48 c*	12.38 [c]	(5.93)[c]	30.24	15.90	9.70 [c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	40	34	32	38	31	40
Ratio of expenses before expense reductions (%)	.93 **	.97	.97	.95	.99	1.25
Ratio of expenses after expense reductions (%)	.80 **	.80	.91	.95	.99	1.17
Ratio of net investment income (%)	.45 **	.79	.75	.53	.86	1.01
Portfolio turnover rate (%)	3 *	11	17	27	17	121

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

14	|	DWS ESG Core Equity Fund

DWS ESG Core Equity Fund — Class C
	Six Months Ended 5/31/24	Years Ended November 30,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$18.60	$17.21	$20.78	$16.58	$15.42	$17.00
Income (loss) from investment operations:
Net investment income (loss)[a]	(.03 )	.01	(.01 )	(.05 )	.01	.04
Net realized and unrealized gain (loss)	3.34	1.87	(1.18)	4.77	2.17	.93
Total from investment operations	3.31	1.88	(1.19)	4.72	2.18	.97
Less distributions from:
Net investment income	—	(.01 )	—	(.00 )*	—	(.04 )
Net realized gains	(.37 )	(.48 )	(2.38)	(.52 )	(1.02)	(2.51)
Total distributions	(.37 )	(.49 )	(2.38)	(.52 )	(1.02)	(2.55)
Net asset value, end of period	$21.54	$18.60	$17.21	$20.78	$16.58	$15.42
Total Return (%)[b]	18.04 c**	11.53 [c]	(6.64)[c]	29.23	14.99	8.95 [c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1	1	2	3	4	6
Ratio of expenses before expense reductions (%)	1.81 ***	1.78	1.76	1.74	1.74	1.99
Ratio of expenses after expense reductions (%)	1.55 ***	1.55	1.70	1.74	1.74	1.92
Ratio of net investment income (loss) (%)	(.31 )***	.03	(.06 )	(.27 )	.10	.26
Portfolio turnover rate (%)	3 **	11	17	27	17	121

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

DWS ESG Core Equity Fund	|	15

DWS ESG Core Equity Fund — Class R
	Six Months Ended 5/31/24	Years Ended November 30,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$19.45	$17.97	$21.53	$17.18	$15.93	$17.49
Income (loss) from investment operations:
Net investment income[a]	.02	.10	.08	.04	.08	.11
Net realized and unrealized gain (loss)	3.50	1.95	(1.23)	4.92	2.25	.96
Total from investment operations	3.52	2.05	(1.15)	4.96	2.33	1.07
Less distributions from:
Net investment income	(.09 )	(.09 )	(.03 )	(.09 )	(.06 )	(.12 )
Net realized gains	(.37 )	(.48 )	(2.38)	(.52 )	(1.02)	(2.51)
Total distributions	(.46 )	(.57 )	(2.41)	(.61 )	(1.08)	(2.63)
Net asset value, end of period	$22.51	$19.45	$17.97	$21.53	$17.18	$15.93
Total Return (%)[b]	18.38 *	12.07	(6.17)	29.74	15.57	9.45
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	35	31	33	41	35	38
Ratio of expenses before expense reductions (%)	1.33 **	1.35	1.36	1.32	1.36	1.61
Ratio of expenses after expense reductions (%)	1.05 **	1.05	1.24	1.29	1.29	1.43
Ratio of net investment income (%)	.20 **	.54	.42	.18	.55	.75
Portfolio turnover rate (%)	3 *	11	17	27	17	121

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

16	|	DWS ESG Core Equity Fund

DWS ESG Core Equity Fund — Class R6
	Six Months Ended 5/31/24	Years Ended November 30,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$19.44	$18.00	$21.59	$17.22	$15.95	$17.54
Income (loss) from investment operations:
Net investment income[a]	.07	.18	.20	.17	.18	.19
Net realized and unrealized gain (loss)	3.49	1.95	(1.23)	4.93	2.26	.95
Total from investment operations	3.56	2.13	(1.03)	5.10	2.44	1.14
Less distributions from:
Net investment income	(.19 )	(.21 )	(.18 )	(.21 )	(.15 )	(.22 )
Net realized gains	(.37 )	(.48 )	(2.38)	(.52 )	(1.02)	(2.51)
Total distributions	(.56 )	(.69 )	(2.56)	(.73 )	(1.17)	(2.73)
Net asset value, end of period	$22.44	$19.44	$18.00	$21.59	$17.22	$15.95
Total Return (%)	18.68 b*	12.64 [b]	(5.58)[b]	30.65	16.32	10.02
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2	2	1	1	1	1
Ratio of expenses before expense reductions (%)	.59 **	.62	.62	.59	.64	.89
Ratio of expenses after expense reductions (%)	.55 **	.55	.59	.59	.64	.89
Ratio of net investment income (%)	.69 **	1.02	1.10	.88	1.19	1.27
Portfolio turnover rate (%)	3 *	11	17	27	17	121

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS ESG Core Equity Fund	|	17

DWS ESG Core Equity Fund — Class S
	Six Months Ended 5/31/24	Years Ended November 30,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$19.48	$18.02	$21.60	$17.22	$15.97	$17.54
Income (loss) from investment operations:
Net investment income[a]	.07	.19	.18	.15	.16	.18
Net realized and unrealized gain (loss)	3.49	1.94	(1.22)	4.94	2.26	.96
Total from investment operations	3.56	2.13	(1.04)	5.09	2.42	1.14
Less distributions from:
Net investment income	(.19 )	(.19 )	(.16 )	(.19 )	(.15 )	(.20 )
Net realized gains	(.37 )	(.48 )	(2.38)	(.52 )	(1.02)	(2.51)
Total distributions	(.56 )	(.67 )	(2.54)	(.71 )	(1.17)	(2.71)
Net asset value, end of period	$22.48	$19.48	$18.02	$21.60	$17.22	$15.97
Total Return (%)	18.64 b*	12.63 [b]	(5.64)[b]	30.56	16.14	10.02 [b]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	127	111	104	120	101	103
Ratio of expenses before expense reductions (%)	.69 **	.72	.73	.70	.74	1.00
Ratio of expenses after expense reductions (%)	.55 **	.55	.67	.70	.74	.92
Ratio of net investment income (%)	.70 **	1.04	1.00	.78	1.09	1.26
Portfolio turnover rate (%)	3 *	11	17	27	17	121

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

18	|	DWS ESG Core Equity Fund

DWS ESG Core Equity Fund — Institutional Class
	Six Months Ended 5/31/24	Years Ended November 30,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$19.49	$18.04	$21.64	$17.25	$15.98	$17.55
Income (loss) from investment operations:
Net investment income[a]	.07	.19	.18	.16	.17	.18
Net realized and unrealized gain (loss)	3.50	1.94	(1.22)	4.94	2.27	.96
Total from investment operations	3.57	2.13	(1.04)	5.10	2.44	1.14
Less distributions from:
Net investment income	(.19 )	(.20 )	(.18 )	(.19 )	(.15 )	(.20 )
Net realized gains	(.37 )	(.48 )	(2.38)	(.52 )	(1.02)	(2.51)
Total distributions	(.56 )	(.68 )	(2.56)	(.71 )	(1.17)	(2.71)
Net asset value, end of period	$22.50	$19.49	$18.04	$21.64	$17.25	$15.98
Total Return (%)	18.69 b*	12.61 [b]	(5.65)[b]	30.61	16.27	10.02 [b]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	25	21	18	22	15	16
Ratio of expenses before expense reductions (%)	.65 **	.68	.67	.65	.68	.96
Ratio of expenses after expense reductions (%)	.55 **	.55	.64	.65	.68	.91
Ratio of net investment income (%)	.70 **	1.05	1.02	.82	1.16	1.27
Portfolio turnover rate (%)	3 *	11	17	27	17	121

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS ESG Core Equity Fund	|	19

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS ESG Core Equity Fund (the “Fund” ) is a diversified series of Deutsche DWS Investment Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain qualifying plans and programs. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

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Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities and exchange-traded funds (“ETFs” ) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.
Exchange-traded options are valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices or at the most recent asked price (bid for purchased options) if no bid or asked price are available. Exchange-traded options are generally categorized as Level 1.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent

DWS ESG Core Equity Fund	|	21

of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Securities Lending. Deutsche Bank AG, as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended May 31, 2024, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management

22	|	DWS ESG Core Equity Fund

Americas, Inc. receives a management/administration fee (0.13% annualized effective rate as of May 31, 2024) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of May 31, 2024, the Fund had securities on loan, which were classified as common stocks in the Investment Portfolio. Due to the increased market values of securities on loan on May 31, 2024, the value of the related collateral was less than the value of securities on loan at period end. On the next business day, additional collateral was received, and the value of collateral exceeded the value of the securities on loan. As of period end, the remaining contractual maturity of the collateral agreements was overnight and continuous.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At May 31, 2024, the aggregate cost of investments for federal income tax purposes was $139,911,168. The net unrealized appreciation for all investments based on tax cost was $90,719,375. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $98,701,883 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $7,982,508.
The Fund has reviewed the tax positions for the open tax years as of November 30, 2023 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of

DWS ESG Core Equity Fund	|	23

available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss and the realized tax character on distributions from certain securities. The Fund may utilize a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust (“REIT” ) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial reporting purposes and a recharacterization will be made to the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and

24	|	DWS ESG Core Equity Fund

losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Purchases and Sales of Securities
During the six months ended May 31, 2024, purchases and sales of investment securities (excluding short-term investments) aggregated $6,865,356 and $15,045,860, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Investment Management Agreement.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of the Fund’s average daily net assets	.465%
Next $750 million of such net assets	.460%
Next $1.5 billion of such net assets	.455%
Next $5.0 billion of such net assets	.445%
Next $5.0 billion of such net assets	.435%
Next $5.0 billion of such net assets	.425%
Over $17.5 billion of such net assets	.400%
Accordingly, for the six months ended May 31, 2024, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.465% of the Fund’s average daily net assets.
For the period from December 1, 2023 through February 28, 2025, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses

DWS ESG Core Equity Fund	|	25

such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.80%
Class C	1.55%
Class R	1.05%
Class R6	.55%
Class S	.55%
Institutional Class	.55%
For the six months ended May 31, 2024, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$24,858
Class C	1,360
Class R	46,871
Class R6	422
Class S	82,788
Institutional Class	11,248
$167,547
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended May 31, 2024, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at May 31, 2024
Class A	$6,520	$2,223
Class C	321	141
Class R	81	45
Class R6	110	34
Class S	33,640	11,983
Institutional Class	333	130
	$41,005	$14,556
Pursuant to a fund accounting agreement, DIMA is responsible for computing the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. DIMA has delegated

26	|	DWS ESG Core Equity Fund

certain fund accounting and record-keeping services to State Street Bank and Trust Company. The costs and expenses of such delegation are paid by DIMA. For the six months ended May 31, 2024, the amount charged to the Fund for accounting services under the fund accounting agreement aggregated $16,250, of which $2,785 is unpaid.
In addition, for the six months ended May 31, 2024, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$14,717
Class C	922
Class R	41,666
Class S	30,563
Institutional Class	7,333
$95,201
Distribution and Service Fees.  Under the Fund’s Class C and R 12b-1 Plans, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C and R shares. For the six months ended May 31, 2024, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at May 31, 2024
Class C	$3,854	$571
Class R	41,666	7,305
	$45,520	$7,876
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A, C and R shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder

DWS ESG Core Equity Fund	|	27

accounts the firms service. For the six months ended May 31, 2024, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at May 31, 2024	Annualized Rate
Class A	$44,536	$16,481.24%
Class C	1,240	477.24%
Class R	41,616	14,109.25%
	$87,392	$31,067
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended May 31, 2024 aggregated $1,014.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended May 31, 2024, there was no CDSC for Class C Shares. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended May 31, 2024, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $770, of which $170 is unpaid.
Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the

28	|	DWS ESG Core Equity Fund

investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended May 31, 2024, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $399.
D.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at May 31, 2024.
E.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended May 31, 2024		Year Ended November 30, 2023
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	66,513	$1,384,938	89,240	$1,617,779
Class C	2,630	52,721	9,235	158,458
Class R	76,895	1,638,687	78,825	1,435,084
Class R6	5,127	106,726	38,339	658,657
Class S	137,954	2,952,272	179,202	3,256,470
Institutional Class	158,671	3,343,301	371,862	6,616,948
		$9,478,645		$13,743,396

DWS ESG Core Equity Fund	|	29

	Six Months Ended May 31, 2024		Year Ended November 30, 2023
	Shares	Dollars	Shares	Dollars
Shares issued to shareholders in reinvestment of distributions
Class A	43,069	$857,933	67,179	$1,084,936
Class C	1,169	22,324	3,764	58,373
Class R	36,490	726,513	64,128	1,035,033
Class R6	2,798	55,433	2,630	42,231
Class S	156,142	3,099,416	236,536	3,805,886
Institutional Class	25,844	513,270	38,229	615,861
		$5,274,889		$6,642,320
Shares redeemed
Class A	(104,594)	$(2,178,115)	(198,176)	$(3,536,129)
Class C	(30,686)	(606,746)	(59,346)	(1,029,751)
Class R	(160,139)	(3,362,636)	(355,305)	(6,386,002)
Class R6	(15,334)	(314,794)	(1,578)	(28,538)
Class S	(353,998)	(7,406,862)	(497,372)	(8,878,532)
Institutional Class	(107,916)	(2,284,464)	(351,171)	(6,230,349)
		$(16,153,617)		$(26,089,301)
Net increase (decrease)
Class A	4,988	$64,756	(41,757)	$(833,414)
Class C	(26,887)	(531,701)	(46,347)	(812,920)
Class R	(46,754)	(997,436)	(212,352)	(3,915,885)
Class R6	(7,409)	(152,635)	39,391	672,350
Class S	(59,902)	(1,355,174)	(81,634)	(1,816,176)
Institutional Class	76,599	1,572,107	58,920	1,002,460
		$(1,400,083)		$(5,703,585)

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Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS ESG Core Equity Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2023.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, profitability, economies of scale, and fall-out benefits from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant as part of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.

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As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services and administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service.The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2022, the Fund’s performance (Class A shares) was in the 2nd quartile, 1st quartile and 4th quartile,respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one- and three-year periods and has underperformed its benchmark in the five-year period ended December 31, 2022.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios,and comparative information provided by Broadridge Financial Solutions,Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates

32	|	DWS ESG Core Equity Fund

paid by the Fund were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2022, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature,quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

DWS ESG Core Equity Fund	|	33

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints.The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached,the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

34	|	DWS ESG Core Equity Fund

DECEF-NCSRS

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS ESG Core Equity Fund, a series of Deutsche DWS Investment Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	7/30/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	7/30/24

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	7/30/24